Quaint Oak Bancorp, Inc (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Quaint Oak Bancorp, Inc. (Parent Company Only) [Abstract]
Quaint Oak Bancorp, Inc. (Parent Company Only)
Note 17 – Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2012	2011
Assets
Cash and cash equivalents	$521	$516
Investment in Quaint Oak Bank	15,253	14,178
Premises and equipment, net	1,020	973
Other assets	61	44
Total Assets	$16,855	$15,711

Liabilities and Stockholders' Equity
Other liabilities	$18	$15
Stockholders' equity	16,837	15,696
Total Liabilities and Stockholders' Equity	$16,855	$15,711

Statements of Income

	For the Year Ended December 31,
	2012	2011
Income
Interest income	$3	$6
Rental income	84	79
Total Income	87	85

Expenses
Occupancy and equipment expense	60	87
Other expenses	90	76
Total Expenses	150	163

Net Loss Before Income Taxes	(63)	(78)
Equity in Undistributed Net Income of Subsidiary	1,023	581
Income Tax Benefit	21	25
Net Income	$981	$528

Statements of Cash Flows

	For the Year Ended December 31,
	2012	2011

Operating Activities
Net income	$981	$528
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(1,023)	(581)
Depreciation expense	22	21
Stock-based compensation expense	294	201
Increase in other assets	(17)	(4)
Increase in other liabilities	3	63
Net cash provided by operating activities	260	228

Investing Activities
Net decrease in investment in interest-earning time deposits	--	513
Purchase of property and equipment	(69)	(9)
Net cash (used in) provided by investing activities	(69)	504

Financing Activities
Repayment of other borrowings	--	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net cash used in financing activities	(186)	(604)

Net Increase in Cash and Cash Equivalents	5	128
Cash and Cash Equivalents-Beginning of Year	516	388
Cash and Cash Equivalents-End of Year	$521	$516